Share-based payments - Schedule of Shares under Other Share Plans (Details)	12 Months Ended
	Dec. 31, 2024 share	Dec. 31, 2023 share
Lloyds Banking Group executive share plan 2006
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	39,804,293	202,394,509
Exercised (in shares)	(18,490,246)	(66,555,435)
Forfeited (in shares)	(33,055)	(96,034,781)
Dividend award (in shares)	842,202	0
Number of options outstanding, end of period (in shares)	22,123,194	39,804,293
Lloyds Banking Group long term share plan
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	262,409,389	171,947,743
Granted (in shares)	0	108,551,439
Exercised (in shares)	(53,608,504)	0
Forfeited (in shares)	(12,921,590)	(18,089,793)
Number of options outstanding, end of period (in shares)	195,879,295	262,409,389
Lloyds Banking Group long-term incentive plan
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	0	0
Granted (in shares)	75,063,395	0
Number of options outstanding, end of period (in shares)	75,063,395	0
Lloyds Banking Group Executive Share Plan 2024
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	0	0
Granted (in shares)	3,593,397	0
Exercised (in shares)	(728,370)	0
Number of options outstanding, end of period (in shares)	2,865,027	0